Equity (Details 1) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares Share $ / shares
Number of options granted | Share	18,832,300
Number of options outstanding- December 31, 2018 | Share	14,428,800
Number of options exercisable at 31, December 2018 | Share	4,541,600
July 2014 [Member]
Number of options granted	310,000	[1]
Number of options outstanding- December 31, 2018	310,000
Number of options exercisable at 31, December 2018	310,000
Expiration date	Jul. 17, 2020
July 2014 [Member] | NIS [Member]
exercise price per option (NIS) | $ / shares	$ 0.537	[2]
Fair value on grant date-NIS in thousands | $	$ 56
July 2014
Number of options granted	3,070,000
Number of options outstanding- December 31, 2018	1,330,000
Number of options exercisable at 31, December 2018	1,330,000
Expiration date	Jul. 17, 2020
July 2014 | NIS [Member]
exercise price per option (NIS) | $ / shares	$ 0.537	[2]
Fair value on grant date-NIS in thousands | $	$ 554
December 2015 [Member]
Number of options granted	157,500	[1]
Number of options outstanding- December 31, 2018	157,500
Number of options exercisable at 31, December 2018	118,125
Expiration date	Dec. 29, 2021
December 2015 [Member] | NIS [Member]
exercise price per option (NIS) | $ / shares	$ 2.05
Fair value on grant date-NIS in thousands | $	$ 116
December 2015 [Member]
Number of options granted	664,800
Number of options outstanding- December 31, 2018	251,300
Number of options exercisable at 31, December 2018	188,475
Expiration date	Dec. 29, 2021
December 2015 [Member] | NIS [Member]
exercise price per option (NIS) | $ / shares	$ 2.05
Fair value on grant date-NIS in thousands | $	$ 491
October 2017 [Member]
Number of options granted	4,000,000	[1]
Number of options outstanding- December 31, 2018	1,750,000
Number of options exercisable at 31, December 2018	437,500
Expiration date	Oct. 17, 2023
October 2017 [Member] | NIS [Member]
exercise price per option (NIS) | $ / shares	$ 0.162
Fair value on grant date-NIS in thousands | $	$ 167
October 2017 [Member]
Number of options granted	7,630,000
Number of options outstanding- December 31, 2018	7,630,000
Number of options exercisable at 31, December 2018	1,907,500
Expiration date	Oct. 17, 2023
October 2017 [Member] | NIS [Member]
exercise price per option (NIS) | $ / shares	$ 0.162
Fair value on grant date-NIS in thousands | $	$ 942
January 2019 [Member]
Number of options granted	3,000,000	[1]
Number of options outstanding- December 31, 2018	3,000,000
Number of options exercisable at 31, December 2018	250,000
Expiration date	Jan. 09, 2025
January 2019 [Member] | NIS [Member]
exercise price per option (NIS) | $ / shares	$ 0.59
Fair value on grant date-NIS in thousands | $	$ 947

[1]	Granted to related parties.
[2]	Linked to the CPI as set out in the option allotment plan.